Expense Example	Oct. 13, 2026 USD ($)
Leverage Shares MANGOS ETF | Leverage Shares MANGOS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long MANGOS Daily ETF | Leverage Shares 2X Long MANGOS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Short MANGOS Daily ETF | Leverage Shares 2X Short MANGOS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 1X Short MANGOS Daily ETF | Leverage Shares 1X Short MANGOS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	$ 315